INCOME TAXES (BENEFIT)	12 Months Ended
Mar. 31, 2014
INCOME TAXES (BENEFIT)
INCOME TAXES (BENEFIT)

13.      INCOME TAXES (BENEFIT)

Income (loss) from operations before income taxes and income taxes (benefit) for the years ended March 31, 2012, 2013 and 2014, consist of the following components:

	Thousands of Yen
	2012	2013	2014
Income (loss) from operations before income taxes:
Domestic	¥2,312,763	¥993,179	¥(315,434)
Foreign	61,316	57,216	(233,769)
Total	¥2,374,079	¥1,050,395	¥(549,203)
Income taxes-current
Domestic	¥996,521	¥267,982	¥20,325
Foreign	14,819	29,417	2,974
Total	¥1,011,340	¥297,399	¥23,299
Income taxes-deferred (benefit)
Domestic	¥(6,609)	¥142,028	¥(93,394)
Foreign	(1,290)	10,457	(35,556)
Total	¥(7,899)	¥152,485	¥(128,950)

For the years ended March 31, 2012, 2013 and 2014, ¥1,003,441 thousand, ¥449,894 thousand and (¥105,651 thousand) were recorded as income tax expenses (benefit) attributable to operations and ¥20,656 thousand, ¥890 thousand and ¥753 thousand were recognized as income tax expenses attributable to other comprehensive income, respectively.

The tax effects of temporary differences, operating loss carryforwards and tax credits giving rise to deferred tax balances at March 31, 2013 and 2014 are as follows:

	Thousands of Yen
	2013		2014
	Deferred Tax Asset	Deferred Tax Liability	Deferred Tax Asset	Deferred Tax Liability
Impairment loss on investments in securities	¥44,381	¥—	¥44,381	¥—
Depreciation and amortization	11,441	52,209	4,845	49,039
Accrued municipal governments tax	12,088	—	2,001	—
Research and development cost for internal use software	1,224	—	549	—
Deferred revenue	5,911	—	4,803	—
Accrued bonus	29,473	—	30,738	—
Accrued vacation	14,215	—	18,057	—
Asset retirement obligations	7,344	—	15,805	—
Operating loss carryforwards	20,933	—	215,825	—
Accounts payable	27,472	—	—	—
Unrealized gain on available-for-sale securities	—	56,775	—	47,720
IPO costs	—	103,953	—	—
Unrealized foreign exchange gains	—	23,983	—	—
Share-based compensation expense	4,845	—	14,776	—
Research and development tax credit	—	—	16,262	—
Others	15,854	11,425	10,013	21,269
Total	195,181	248,345	378,055	118,028
Valuation allowance	(22,856)	—	(57,324)	—
Total	¥172,325	¥248,345	¥320,731	¥118,028

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in specific tax jurisdictions during the period in which these differences become deductible. Based on these factors, management believes it is more likely than not the Company will realize the benefits of these deductible differences, net of the existing valuation allowance as of March 31, 2013 and 2014.

For the years ended March 31, 2012 and 2013, the U.S. subsidiary utilized operating loss carryforwards of ¥18,705 thousand and ¥34,603 thousand, respectively, to offset current taxable income.

As of March 31, 2013 and 2014, the valuation allowance for deferred tax assets related primarily to research and development tax credits in Japan and operating loss carryforwards of the subsidiaries in Japan and Asia, and was provided at the amounts which are considered not more likely than not to be realized.

An analysis of the movement in the valuation allowance for deferred tax assets for the years ended March 31, 2012, 2013 and 2014 is as follows:

	Thousands of Yen
	2012	2013	2014
Balance at beginning of year	¥22,931	¥801	¥22,856
Additions	25	22,831	36,122
Deductions	(22,155)	(776)	(1,654)
Balance at end of year	¥801	¥22,856	¥57,324

As of March 31, 2014, UBIC, the U.S. subsidiary, the Korean and Taiwan subsidiaries, and a domestic subsidiary had operating loss carryforwards of ¥205,695 thousand, ¥170,812 thousand and ¥11,753 thousand, respectively. These operating loss carryforwards are available to offset future taxable income and will expire in March 31, 2034 for U.S. federal and state taxes, March 31, 2024 for Korean and Taiwan taxes and March 31, 2023 for Japanese income tax, respectively. As of March 31, 2014, UBIC had research and development tax credit of ¥16,262 thousand. These research and development tax credit are available to offset future income taxes and will expire in March 31, 2015.

Income taxes imposed by the national, prefectural and municipal governments of Japan resulted in a statutory tax rate of approximately 40.69 percent, 38.01 percent and 38.01 percent for the years ended March 31, 2012, 2013 and 2014, respectively.

Reconciliations between the amount of reported income taxes (benefit) and the amount of income taxes (benefit) computed using the normal statutory tax rate for the years ended March 31, 2012, 2013 and 2014 are as follows:

	Thousands of Yen
	2012	2013	2014
Amount computed using normal Japanese statutory tax rate	¥966,013	¥399,255	¥(208,752)
Increase (decrease) in taxes resulting from:
Change in valuation allowance*	(22,130)	22,055	34,468
Share-based compensation expense	17,459	15,498	25,331
Earnings of foreign subsidiaries taxed at different rates from the statutory rate in Japan	736	14,905	27,204
Officers’ remuneration not deductible for tax purpose	25,460	300	775
Others-net	15,903	(2,129)	15,323
Income tax expense (benefit) as reported	¥1,003,441	¥449,884	¥(105,651)

*Change in valuation allowance for the year ended March 31, 2012 includes a decrease of ¥6,227 thousand in the valuation allowance of the U.S. subsidiary as of March 31, 2011 for the deferred tax assets arising from the U.S. subsidiary operating loss carryforwards that were utilized during the year.

Change in valuation allowance for the year ended March 31, 2013 includes an increase of ¥20,091 thousand in the valuation allowance of the foreign subsidiaries in Korea and Taiwan and a domestic subsidiary as of March 31, 2013 for the deferred tax assets arising from their operating loss carryforwards incurred during the year ended March 31, 2013.

Change in valuation allowance for the year ended March 31, 2014 includes an increase of ¥19,860 thousand in the valuation allowance of the foreign subsidiaries in Korea and Taiwan and a domestic subsidiary as of March 31, 2014 for the deferred tax assets arising from their operating loss carryforwards incurred during the year ended March 31, 2014 and an increase of ¥16,262 thousand in the valuation allowance for the deferred tax assets arising from research and development tax credits.

Amendments to the Japanese tax regulations were enacted on December 2, 2011. As a result of these amendments, the corporate income tax rate decreased by 4.5 percent from 30 percent to 25.5 percent starting from the fiscal year beginning April 1, 2012. In addition, the combined statutory tax rate increased by a 10 percent surtax effective for the three years from April 1, 2012 to March 31, 2015. Consequently, the combined statutory tax rate was 38.01 percent for the three years from April 1, 2012 to March 31, 2015 and 35.64 percent for the years beginning on or after April 1, 2015. Further, new amendments to Japanese tax regulations were enacted into law on March 31, 2014. As a result, the 10 percent surtax was eliminated for the year from April 1, 2014 to March 31, 2015 and the combined statutory tax rate will be reduced from 38.01 percent to 35.64 percent from the fiscal year beginning April 1, 2014. The effect of the change in tax rate was insignificant.